Impairment of Non-current Assets - Schedule of Impairment of Non-current Assets for Cash Generating Unit by Class of Assets and by Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	$ 3,101	$ 494
Total impairment of non-current assets	2,583	494	$ 250
Total impairment of non-current assets	52		$ 14
Net impairment of non-current assets	3,101	494
Property, plant and equipment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	2,583	494
Goodwill and other intangible assets [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	52
Equity- accounted investment [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	466
Total impairment of non-current assets	466
New South Wales Energy Coal [Member] | Coal [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	1,057
Total impairment of non-current assets	1,025
Total impairment of non-current assets	32
Cerrejon [Member] | Coal [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	466
Total impairment of non-current assets	466
Potash [Member] | G&U [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	1,314
Total impairment of non-current assets	1,314
Cerro Colorado [Member] | Copper [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets		409
Total impairment of non-current assets		409
Other [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total impairment of non-current assets	264	85
Total impairment of non-current assets	244	$ 85
Total impairment of non-current assets	$ 20